PIA MBS Bond Fund
Schedule of Investments - August 31, 2023 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities — 1.5%
	Other Asset-Backed Securities — 1.5%
	CF Hippolyta Issuer LLC
$1,349,178	Series 2020-1, Class A1, 1.690%, 07/15/2060 (a)	$1,220,942
	Total Asset-Backed Securities (Cost $1,348,992)	1,220,942

	Mortgage-Backed Securities — 92.5%
	Commercial Mortgage-Backed Securities — 2.2%
	BX Trust
416,987	Series 2021-RISE, Class B, 6.674% (CME Term SOFR 1 Month + 1.364%), 11/15/2036 (a)(b)	410,496
	Cold Storage Trust
1,474,486	Series 2020-ICE5, Class A, 6.325% (CME Term SOFR 1 Month + 1.014%), 11/15/2037 (a)(b)	1,462,581
		1,873,077
	U.S. Government Securities — 90.3%
	FHLMC
241,209	Pool G18622, 2.500%, 12/01/2031	223,092
56,567	Pool G04832, 5.000%, 10/01/2038	56,643
192,983	Pool G08491, 3.500%, 05/01/2042	178,056
291,332	Pool G08601, 4.000%, 08/01/2044	274,308
365,244	Pool G08640, 3.000%, 05/01/2045	323,860
360,610	Pool Q33337, 3.000%, 05/01/2045	317,956
303,266	Pool G08741, 3.000%, 01/01/2047	266,512
174,303	Pool Q55213, 3.500%, 04/01/2048	158,695
73,369	Pool G08835, 3.500%, 09/01/2048	66,799
66,383	Pool ZT1710, 4.000%, 02/01/2049	62,305
1,977,246	Pool RA5559, 2.500%, 07/01/2051	1,644,055
1,968,422	Pool SD8172, 2.000%, 10/01/2051	1,575,992
1,401,945	Pool QD2700, 2.500%, 12/01/2051	1,165,950
1,613,731	Pool QD3120, 3.000%, 12/01/2051	1,394,075
25,186	Pool SD0856, 2.000%, 01/01/2052	20,174
1,396,900	Pool QD7338, 2.000%, 02/01/2052	1,118,270
1,831,090	Pool SD8193, 2.000%, 02/01/2052	1,464,130
799,326	Pool QD7063, 2.500%, 02/01/2052	664,938
1,988,455	Pool RA6528, 2.500%, 02/01/2052	1,652,080
1,366,477	Pool SD8194, 2.500%, 02/01/2052	1,136,450
1,394,964	Pool SD8199, 2.000%, 03/01/2052	1,114,355
1,872,334	Pool SD8204, 2.000%, 04/01/2052	1,495,510
1,860,712	Pool SD8214, 3.500%, 05/01/2052	1,664,107
1,440,188	Pool SD8275, 4.500%, 12/01/2052	1,366,968
300,924	Pool QF6264, 2.500%, 01/01/2053	249,969
1,172,400	Pool SD8312, 2.500%, 01/01/2053	974,177
1,979,631	Pool SD8336, 3.500%, 04/01/2053	1,770,129
	FNMA
33,917	Pool AH8174, 4.000%, 05/01/2026	33,234
334,845	Pool BC9305, 2.500%, 10/01/2031	305,755
214,588	Pool BD9466, 2.500%, 11/01/2031	196,434
80,817	Pool BK5720, 3.500%, 05/01/2033	77,258
72,733	Pool MA3364, 3.500%, 05/01/2033	69,532
196,713	Pool AE0215, 4.000%, 12/01/2039	187,108
321,171	Pool AB9774, 3.500%, 07/01/2043	295,938
435,893	Pool AU3363, 3.000%, 08/01/2043	386,302
140,430	Pool AS3392, 4.000%, 09/01/2044	133,484
533,229	Pool AZ0504, 3.000%, 06/01/2045	472,202
445,436	Pool BA2275, 3.500%, 12/01/2045	406,922
365,037	Pool MA2670, 3.000%, 07/01/2046	320,738
359,174	Pool BM4135, 4.500%, 05/01/2048	347,058
140,018	Pool MA3415, 4.000%, 07/01/2048	131,770
123,961	Pool BK5416, 4.000%, 08/01/2048	116,351
1,143,396	Pool FM7827, 3.000%, 12/01/2050	995,752
1,984,812	Pool CB0381, 2.000%, 05/01/2051	1,585,454
1,278,314	Pool FM8407, 3.000%, 08/01/2051	1,112,719
1,235,094	Pool FM9646, 2.000%, 11/01/2051	986,521
724,637	Pool BT6275, 2.000%, 12/01/2051	579,755
1,763,270	Pool BU7884, 2.500%, 01/01/2052	1,466,278
1,846,499	Pool MA4547, 2.000%, 02/01/2052	1,476,375
24,115	Pool BV3506, 2.500%, 02/01/2052	20,059
1,816,432	Pool MA4548, 2.500%, 02/01/2052	1,509,220
2,651,648	Pool MA4563, 2.500%, 03/01/2052	2,203,157
195,428	Pool FS1371, 3.000%, 03/01/2052	168,678
1,880,591	Pool MA4577, 2.000%, 04/01/2052	1,503,046
1,857,976	Pool MA4578, 2.500%, 04/01/2052	1,544,858
1,850,783	Pool MA4579, 3.000%, 04/01/2052	1,597,444
1,980,637	Pool BV5577, 2.500%, 05/01/2052	1,645,029
1,563,043	Pool MA4654, 3.500%, 07/01/2052	1,398,290
178,669	Pool MA4698, 3.000%, 08/01/2052	154,249
1,452,570	Pool MA4732, 4.000%, 09/01/2052	1,342,597
1,441,089	Pool MA4783, 4.000%, 10/01/2052	1,331,838
1,971,332	Pool BW9886, 4.500%, 10/01/2052	1,871,110
1,977,356	Pool BW1298, 5.500%, 11/01/2052	1,955,625
106,059	Pool BW5070, 2.500%, 01/01/2053	88,120
1,993,869	Pool MA4867, 4.500%, 01/01/2053	1,892,559
1,974,944	Pool MA4940, 5.000%, 03/01/2053	1,916,157
1,972,475	Pool MA5037, 4.500%, 06/01/2053	1,871,935
	FNMA TBA
2,000,000	3.000%, 09/15/2042 (c)	1,725,000
	GNMA
135,785	Pool 726311, 5.000%, 09/15/2039	133,657
102,650	Pool AM8608, 4.000%, 06/15/2045	97,705
83,112	Pool AR3772, 4.000%, 02/15/2046	78,647
61,689	Pool AQ0545, 4.000%, 10/15/2046	58,716
71,973	Pool AQ0562, 4.000%, 12/15/2046	68,462
783,278	Pool AW1730, 3.000%, 05/15/2047	691,288
333,022	Pool AZ5554, 3.000%, 08/15/2047	294,703
247,567	Pool BD4824, 3.500%, 11/15/2047	225,239
146,438	Pool MA5875, 3.500%, 04/20/2049	134,572
218,939	Pool MA6039, 3.500%, 07/20/2049	201,021
155,385	Pool MA6089, 3.000%, 08/20/2049	138,211
404,432	Pool MA6153, 3.000%, 09/20/2049	359,711
423,905	Pool MA6338, 3.000%, 12/20/2049	376,088
1,792,860	Pool MA7826, 2.000%, 01/20/2052	1,485,733
1,777,102	Pool MA7827, 2.500%, 01/20/2052	1,515,900
1,957,183	Pool MA7880, 2.000%, 02/20/2052	1,620,304
1,353,697	Pool MA7936, 2.500%, 03/20/2052	1,154,970
1,955,444	Pool MA7987, 2.500%, 04/20/2052	1,668,028
1,871,516	Pool MA8099, 3.500%, 06/20/2052	1,701,134
1,946,184	Pool MA8147, 2.500%, 07/20/2052	1,660,878
1,964,766	Pool MA8267, 4.000%, 09/20/2052	1,832,412
		75,318,845
	Total Mortgage-Backed Securities (Cost $84,632,578)	77,191,922
Shares/Principal Amount
	Short-Term Investments — 7.6%
	Money Market Fund — 1.2%
982,787	Fidelity Government Portfolio, Institutional Class, 5.201% (d)	982,787
	U.S. Treasury Bills — 6.4%
$5,500,000	5.274%, 2/15/2024 (e)	5,365,287
	Total Short-Term Investments (Cost $6,348,214)	6,348,074
	Total Investments (Cost 92,329,784) — 101.6%	84,760,938
	Liabilities in Excess of Other Assets — (1.6)%	(1,315,618)
	Total Net Assets — 100.00%	$83,445,320
	Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
SOFR - Secured Overnight Financing Rate
TBA - To be announced

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $3,094,019 of 3.7% total net assets.

(b)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2023.
(c)	Security purchased on a when-issued basis. As of August 31, 2023 the total cost of investments purchased on a when-issued basis was $1,725,000 or 2.0% of total net assets.
(d)	Rate shown represents the 7-day annualized yield as of August 31, 2023.
(e)	Rate shown is the discount rate at August 31, 2023.

PIA MBS Bond Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$–	$1,220,942	$–	$1,220,942
Mortgage-Backed Securities	–	77,191,922	–	77,191,922
Total Fixed Income Securities	–	78,412,864	–	78,412,864
U.S. Treasury Bills	–	5,365,287	–	5,365,287
Money Market Fund	982,787	–	–	982,787
Total Investments	$982,787	$83,778,151	$–	$84,760,938

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.